Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	PLAN INVESTMENT FUND, INC.
Entity Central Index Key	0000774412
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2022
Document Effective Date	Apr. 30, 2022
Prospectus Date	Apr. 30, 2022
Government Portfolio | Government Portfolio
Prospectus:
Trading Symbol	PIFXX
Money Market Portfolio | Money Market Portfolio
Prospectus:
Trading Symbol	PIMXX